Vanguard California Tax-Exempt Bond ETF Expense Example - ETF Prospectus [Member] - Vanguard California Tax-Exempt Bond ETF - ETF Shares	Nov. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 6
Expense Example, with Redemption, 3 Years	19
Expense Example, with Redemption, 5 Years	34
Expense Example, with Redemption, 10 Years	$ 77